Other Investments (Details)	May 26, 2026 EUR (€) shares	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	May 31, 2026 USD ($)	Feb. 28, 2026 USD ($)	Dec. 31, 2025 USD ($)
Other Investments [Line Items]
Acquired shares (in Shares) | shares	16,666
Simple Agreements for Future Equity [Member] | EeroQ Corporation [Member]
Other Investments [Line Items]
Aggregate investments | $		$ 7,000,000
Investments | $				$ 5,000,000	$ 1,000,000	$ 1,000,000
Joint Cooperation Agreement [Member]
Other Investments [Line Items]
Aggregate investments | €			€ 5,000,000
Annual prepayments (in Euro) | €			1,000,000
Quobly [Member]
Other Investments [Line Items]
Aggregate investments	€ 14,999,400	$ 17,453,872	€ 14,999,400
Investment percent	7.40%